Summary of Significant Accounting Policies - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in fair value of earnout	$ 200,000	$ (520,000)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Contingent consideration [Member]
Beginning balance		(520,000)
Change in fair value of earnout		520,000
TBD Safety, LLC's sellers earnout	(200,000)
Ending balance	$ (200,000)